9. Subsequent Events	4 Months Ended
Sep. 30, 2014
Subsequent Events [Abstract]
9. Subsequent Events

On October 24, 2014 we entered into a short-term loan agreement with an individual and received total cash proceeds of $25,000. The investor has informally agreed to defer all principal and applicable interest payments until we have generated sufficient cash flows to make such payment.

We evaluated our subsequent events through November 12, 2014, the date the financial statements were available to be issued, and did not identify any additional material transactions for inclusion in these financial statements.